Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Preferred Stock, par value (in Dollars per share)	$ 0	$ 0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0	$ 0.001	$ 0.001
Common stock, shares authorized		612,000,000	612,000,000	612,000,000
Common stock, shares issued	18,016,662	6,555,305	6,555,305
Common stock, shares outstanding	18,016,662	6,555,305	6,555,305
Series A Preferred Stock [Member]
Preferred Stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	24,543,626	24,543,626	24,543,626	24,543,626
Preferred stock, shares issued	0	23,863,302	23,863,302
Preferred stock, shares outstanding	0	23,863,302	23,863,302
Preferred stock, liquidation value (in Dollars)		$ 14,556,614	$ 14,556,614
Series B Preferred Stock [Member]
Preferred Stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	227,000,000	227,000,000	227,000,000	227,000,000
Preferred stock, shares issued	0	171,199,348	171,199,348
Preferred stock, shares outstanding	0	171,199,348	171,199,348
Preferred stock, liquidation value (in Dollars)		$ 8,559,967	$ 8,559,967